Note 8 - Disclosure of Financial Instruments and Risk Management - Changes in Level 3 Items (Details) - Level 3 of fair value hierarchy [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Balance at beginning of year	€ 6,859	€ 0
New transactions	0	6,800
Amount presented in other comprehensive income (OCI)	(16)	21
Amount presented in profit or loss (interest and other expenses)	2,818	38
Payment for fractional shares	0	0
Conversion to equity	(9,661)	0
Other comprehensive income	(5)	0
Accumulated deficit	5	0
Balance at end of year	€ 0	€ 6,859